Other Gains (Losses) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Other gains
Gains on disposal of property, plant and equipment	₩ 98,077		₩ 48,316		₩ 74,035
Gains on disposal of intangible assets	12		564		0
Reversal of impairment loss on intangible assets	17		54		3
Gains on foreign currency translation	14,905		20,485		15,311
Gains on foreign currency transaction	47,297		93,151		55,377
Gains on insurance proceeds	0		400		0
Miscellaneous Other Gains	221,556		269,562		187,792
Gains on disposal of inventories	6,350		6,024		9,494
Gains on valuation of inventories	0		0		2
Gains on proxy collection of TV license fee	40,450		39,711		38,991
Gains on compensation of impaired electric poles	1,166		1,526		3,650
Gains on compensation for infringement on contract	3,648		18,990		3,040
Gains on harbor facilities dues	3,803		3,025		2,957
Gains on technical fees	2,026		2,105		1,271
Reversal of occupation development training fees	1,602		1,697		1,756
Gains on disposal of waste	4,232		4,261		4,222
Gains on insurance	22,382		10,410		3,786
Gains on tax rebate	542		2,161		5,226
Gains on other commission	4,347		4,790		4,639
Gains on research tasks	0		0		10
Gains on settlement and others	0		0		2,188
Gains on sales of greenhouse gas emissions rights	0		0		46
Others of Miscellaneous Other Gains	131,008		174,862		106,514
Other losses
Losses on disposal of property, plant and equipment	(60,704)		(70,514)		(42,715)
Losses on disposal of intangible assets	(43)		(183)		(158)
Impairment loss on property, plant and equipment	(710,162)	[1]	(51,067)	[2]
Impairment loss on intangible assets	(8,112)	[3]	(20)		(3,945)
Impairment loss on other non-current assets	(87,024)
Losses on foreign currency translation	(7,678)		(25,495)		(23,835)
Losses on foreign currency transaction	(65,366)		(36,241)		(72,058)
Miscellaneous Other Losses	(63,899)		(92,385)		(119,309)
Losses on valuation of inventories	1,953		3,875		2,683
Losses on disposal of inventories	3,555		3,273		3,092
Losses due to disaster	2,129		5,374		1,522
Losses on rounding adjustment of electric charge surtax	1,265		1,253		1,260
Losses on adjustments of levies	0		1		1,184
Forfeit of taxes and dues	0		656		4,582
Losses on litigation	0		0		2,581
Others Of Miscellaneous Other Losses	54,997		77,953		102,405
Net other gains	₩ (621,124)		₩ 156,627		₩ 70,498

[1]	Korea Hydro & Nuclear Power Co., Ltd. and Korea Western Power Co., Ltd., 100% owned subsidiaries, have determined that there are impairment indicators for the shutdowns of certain power generation units and fire, and performed an impairment test over the individual assets. As a result, the Company recognized the amount of the carrying amount in excess of its recoverable amount as impairment loss in the consolidated statements of comprehensive income. The amount includes impairment loss of KRW703,133 million in relation to Wolsong unit 1, and Shin-Hanul unit 3 and 4 as described in note 2, and the loss of KRW7,031 million due to fire at Taean unit 2.
[2]	Korea Midland Power Co., Ltd. and Korea Western Power Co., Ltd., 100% owned subsidiaries, have determined that there are impairment indicators for the shutdowns of certain power generation units and fire, and performed an impairment test over the individual assets. As a result, the Company recognized the amount of the carrying amount in excess of its recoverable amount as impairment loss in the consolidated statements of comprehensive income.
[3]	KRW8,104 million of impairment loss on the intangible assets under development in relation to the technology development of heat transfer tube owned by KEPCO Nuclear Fuel Co., Ltd., 96.36% owned subsidiary, is included.